Lease Transactions (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Sales type and direct financing leases:
Finance income on net investment	¥ 59,369	¥ 64,748
Operating leases:
Lease income	1,843	2,025
Total	¥ 61,212	¥ 66,773